COHEN & STEERS REAL ESTATE ACTIVE ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.8%
DATA CENTERS	12.2%
Digital Realty Trust, Inc.		95,623	$14,793,834
Equinix, Inc.		7,284	5,580,710
GDS Holdings Ltd., (H Shares) (China)(a)		214,800	930,109

			21,304,653

DIVERSIFIED	2.4%
Goodman Group (Australia)		95,598	1,976,441
Tokyo Tatemono Co. Ltd. (Japan)		52,800	1,195,281
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		343,000	1,083,292

			4,255,014

HEALTH CARE	17.4%
CareTrust REIT, Inc.		97,180	3,514,029
Omega Healthcare Investors, Inc.		48,264	2,140,026
Welltower, Inc.		133,638	24,804,549

			30,458,604

HOTEL	3.5%
Caesars Entertainment, Inc.(a)		38,883	909,473
DiamondRock Hospitality Co.		589,022	5,277,637

			6,187,110

INDUSTRIALS	8.2%
Catena AB (Sweden)		13,374	654,863
EastGroup Properties, Inc.		25,249	4,497,857
Prologis, Inc.		59,983	7,657,430
Tritax Big Box REIT PLC (United Kingdom)		697,840	1,431,675

			14,241,825

INFRASTRUCTURE	13.2%
American Tower Corp.		24,423	4,287,946
Crown Castle, Inc.		137,715	12,238,732
SBA Communications Corp., Class A		33,387	6,458,047

			22,984,725

OFFICE	3.2%
Empire State Realty Trust, Inc., Class A		239,851	1,563,829
Hudson Pacific Properties, Inc.(a)		44,721	484,328
Keppel REIT (Singapore)		856,400	649,595
Kilroy Realty Corp.		17,654	659,730
Piedmont Realty Trust, Inc., Class A		260,940	2,176,240

			5,533,722

RESIDENTIAL	12.8%
American Homes 4 Rent, Class A		32,671	1,048,739
Centurion Accommodation REIT (Singapore)(a)		1,175,100	1,014,751
Equity LifeStyle Properties, Inc.		55,542	3,366,401
Essex Property Trust, Inc.		22,443	5,872,884
Invitation Homes, Inc.		184,764	5,134,592
Neinor Homes SA (Spain)(a)(b)		61,662	1,376,838
Sun Communities, Inc.		19,235	2,383,409

		Shares	Value
UDR, Inc.		60,779	$2,229,374

			22,426,988

RETAIL	10.8%
Acadia Realty Trust		201,641	4,141,706
Agree Realty Corp.		20,291	1,461,561
Essential Properties Realty Trust, Inc.		180,026	5,339,571
Klepierre SA (France)		29,273	1,160,711
Simon Property Group, Inc.		27,121	5,020,368
SITE Centers Corp.		267,392	1,716,657

			18,840,574

SELF STORAGE	5.8%
Extra Space Storage, Inc.		29,595	3,853,861
National Storage Affiliates Trust		219,437	6,190,318

			10,044,179

SPECIALTY	6.6%
Iron Mountain, Inc.		69,045	5,727,283
Outfront Media, Inc.		237,210	5,716,761

			11,444,044

TIMBER	2.7%
Weyerhaeuser Co.		198,851	4,710,780

TOTAL COMMON STOCK (Identified cost—$172,925,169)			172,432,218

RIGHTS—REAL ESTATE—OFFICE	0.0%
Keppel REIT, expires 1/9/26 (Singapore)(a)		188,416	2,199

TOTAL RIGHTS (Identified cost—$0)			2,199

SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(c)		1,019,751	1,019,751
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(c)		542,206	542,206

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,561,957)			1,561,957

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$174,487,126)	99.7%		173,996,374
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		540,079

NET ASSETS	100.0%		$174,536,453

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	AUD	2,622,772	USD	1,732,774	1/22/26	$(17,720)
Brown Brothers Harriman	EUR	1,935,874	USD	2,270,925	1/22/26	(5,946)
Brown Brothers Harriman	GBP	796,300	USD	1,066,659	1/22/26	(6,692)
Brown Brothers Harriman	HKD	3,310,560	USD	425,749	1/22/26	110
Brown Brothers Harriman	HKD	11,815,996	USD	1,519,311	1/22/26	125
Brown Brothers Harriman	JPY	69,329,775	USD	444,376	1/22/26	1,132
Brown Brothers Harriman	JPY	117,546,225	USD	756,676	1/22/26	5,171
Brown Brothers Harriman	SEK	5,038,116	USD	542,220	1/22/26	(5,506)
Brown Brothers Harriman	SGD	1,447,642	USD	1,123,353	1/22/26	(4,164)
Brown Brothers Harriman	SGD	598,163	USD	464,683	1/22/26	(1,205)

						$(34,695)

Glossary of Portfolio Abbreviations

AUD	Australia Dollar
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japan Yen
REIT	Real Estate Investment Trust
SEK	Sweden Krona
SGD	Singapore Dollar
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$172,432,218	$—	$—	$172,432,218
Rights	—	2,199	—	2,199
Short-Term Investments	—	1,561,957	—	1,561,957

Total Investments in Securities	$172,432,218	$1,564,156	$—	$173,996,374

Forward Foreign Currency Exchange Contracts	$—	$6,538	$—	$6,538

Total Derivative Assets	$—	$6,538	$—	$6,538

Forward Foreign Currency Exchange Contracts	$—	$(41,233)	$—	$(41,233)

Total Derivative Liabilities	$—	$(41,233)	$—	$(41,233)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,376,838 which represents 0.8% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS REAL ESTATE ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Schedule of Investments.

COHEN & STEERS REAL ESTATE ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.